Income taxes - Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement (Detail)	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
U.K. tax benefit at statutory rate	(19.00%)	(19.00%)	(19.00%)
State taxes, net of federal benefit	(9.10%)	(6.60%)	(1.20%)
Permanent differences	0.10%	1.60%	8.00%
Research and development	0.00%	0.00%	0.00%
Change in valuation allowance	29.20%	25.00%	11.40%
Other	(1.20%)	(1.00%)	0.70%
Effective tax rate	0.00%	0.00%	0.00%